Trade and Other Payables	3 Months Ended
Mar. 31, 2022
Trade And Other Payables [Abstract]
Trade and Other Payables

14. TRADE AND OTHER PAYABLES

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Trade payables(i)	1,751	1,025
Accruals	3,015	1,929
Indirect taxes	265	251
Deferred income	1,383	—
Other payables	179	86
	6,593	3,291

Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.